ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2021
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share data and per share data, unless otherwise stated)

	2020	2021	2021
	RMB	RMB	US$
			(Note 2 (ai))
ASSETS
Current assets:
Cash and cash equivalents	14,696	12,943	2,031
Short term investments	—	32,156	5,046
Prepayments and other current assets	355,942	4,291	674
Total current assets	370,638	49,390	7,751
Total assets	370,638	49,390	7,751

LIABILITIES AND EQUITY
Other current liabilities	9,497	51,306	8,051
Deficit of investments in subsidiaries and consolidated VIEs	—	169,868	26,656
Other non-current liabilities	3,736	1,537	241
Total liabilities	13,233	222,711	34,948

SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares Class A ($0.00005 par value per share; 800,000,000 shares authorized, 96,588,106 shares issued and 93,353,402 and 94,148,486 outstanding as of December 31, 2020 and 2021, respectively)	30	31	5
Ordinary shares Class B ($0.00005 par value per share; 72,000,000 shares authorized, 72,000,000 shares issued and outstanding as of December 31, 2020 and 2021)	25	25	4
Treasury shares (1,997,620 and 2,330,620 shares as of December 31 2020 and 2021)	(34,972)	(40,859)	(6,412)
Additional paid-in capital	2,669,279	2,817,789	442,173
Accumulated deficit	(2,339,868)	(3,009,678)	(472,284)
Accumulated other comprehensive income	62,911	59,371	9,317
Total shareholders' equity (deficit)	357,405	(173,321)	(27,197)
Total liabilities and shareholders' equity (deficit)	370,638	49,390	7,751

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating expenses:
General and administrative expenses	(8,523)	(14,202)	(12,141)	(1,905)
Interest income	593	166	26	4
Other operating income, net	—	—	50	8
Other income, net	7,161	2,199	7,089	1,112
Loss before tax and loss from investment in subsidiaries and VIEs	(769)	(11,837)	(4,976)	(781)

Share of loss of subsidiaries and VIEs	(498,837)	(444,696)	(664,834)	(104,327)
Net loss attributable to ordinary shareholders	(499,606)	(456,533)	(669,810)	(105,108)

Other comprehensive income (loss) (net of tax of nil)
Unrealized securities holding gains	3,356	—	278	43
Realized securities holding gains	(4,962)	—	—	—
Foreign currency translation adjustments	11,668	(13,697)	(4,051)	(635)
Unrealized securities holding gains of subsidiaries and VIEs	3,979	1,137	8,034	1,261
Realized securities holding gains of subsidiaries and VIEs	(4,673)	(970)	(7,801)	(1,224)
Comprehensive loss	(490,238)	(470,063)	(673,350)	(105,663)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating activities:
Net loss	(499,606)	(456,533)	(669,810)	(105,108)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of loss of subsidiaries and VIEs	498,837	444,696	664,834	104,327
Other current liabilities	43	7,170	(128)	(20)
Other non-current liabilities	(2,199)	(2,200)	(2,199)	(345)
Investment income	(4,962)	—	—	—
Net cash used in operating activities	(7,887)	(6,867)	(7,303)	(1,146)

Investing activities:
Payment for shareholder loan to subsidiaries	(203,388)	(135,254)	—	—
Purchase of short-term investments	—	—	(32,427)	(5,089)
Proceeds from sale or maturity of short-term investments	117,214	—	—	—
Net cash used in investing activities	(86,174)	(135,254)	(32,427)	(5,089)

Financing activities:
Proceeds from ordinary shareholders	11,328	6,327	2,918	458
Proceeds from loan from subsidiaries	—	—	41,937	6,581
Payment of share repurchase	(22,991)	(11,981)	(5,887)	(924)
Net cash (used in) provided by financing activities	(11,663)	(5,654)	38,968	6,115
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	18,866	(13,530)	(991)	(155)
Net decrease in cash and cash equivalents	(86,858)	(161,305)	(1,753)	(275)
Cash and cash equivalents at the beginning of the year	262,859	176,001	14,696	2,306
Cash and cash equivalents at the end of the year	176,001	14,696	12,943	2,031

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and consolidated VIEs. For the parent company, the Group records its investments in subsidiaries and consolidated VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Deficit of investments in subsidiaries and consolidated VIEs” and the subsidiaries and consolidated VIEs’ losses as “Share of loss of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and consolidated VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying financial statements.

As of December 31, 2021, there are no material contingencies, mandatory dividend and significant provisions for long-term obligations or guarantees of the Company, except for those which have separately disclosed in the financial statements.